Share-Based Payment and Related Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Payment and Related Stock Option Plan
NOTE 10 – SHARE-BASED PAYMENT AND RELATED STOCK

OPTION PLAN
During 2020, the Company granted awards to certain employees and Board members of the Company. Under the 2014 Equity Incentive Plan (the “Plan”), the Board is authorized to grant stock options to eligible employees and directors of the Company. The fair value of the options was expensed on
a straight-line basis over the requisite service period, which is generally the vesting period.
In connection with the Business Combination a modification in the existing terms of the options was introduced to add contingent cash-settlement feature pursuant to which each option holder entered into option cancellation agreement (“Cancellation Agreements”), whereby option holders agreed to surrender all options outstanding as of the closing of the Business Combination for cancellation effective immediately prior to the closing. In exchange for the cancellation of the vested and unvested options, option holders are entitled to right to receive payment of Option Cash Consideration equal to

$4,075,000 and Option Share Consideration,

of
432,500 common shares ($3,377,825
value)

in the surviving entity less applicable withholding taxes and without interest, paid on the first payroll cycle following the closing of the Business Combination. Upon the closing of the Business Combination, the Company recognized a liability for the fair value of the Option Cash Consideration and Option Share Consideration. An expense was recognized for the difference between the previously recognized portion of grant date fair value and the fair value of the recorded liability.
Stock based compensation expense during the three-month period ended September
30
,
2021
, and September
30
,
2020
was $
3.9
and $
0.3
 million respectively. Stock based compensation expense during the nine-month period ended September
30
,
2021
and September
30
,
2020
was $
4.6
 million and $
0.8
 million, respectively.
The Company has determined its share-based payments to be a Level 3 fair value measurement and has used the Black-Scholes option pricing model to calculate its fair value using the following assumptions:

September 30, 2020
Risk-free interest rate	1.58 - 2.47%
Expected term (life) of options (in years)	2-4
Expected dividends	0%
Expected volatility	67.9 - 86.3%
The Company did not grant any awards during the nine month period ended September 30, 2021. The expected term of the options granted are determined based on the period of time the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. In selecting similar entities for determining expected volatility, the Company considered industry, stage of life cycle, size and financial leverage. The dividend yield on the Company’s options is assumed to be zero since the Company has not historically paid dividends.

The following is a summary of the Company’s stock options as of September 30, 2021 and September

30, 2020 and the stock option activity from December 31, 2020 through September 30, 2021 and December 31, 2019 thro
u
gh September 30, 2020:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7
Granted	—	—	—	—
Exercised	—	—	—	—

Forfeited	—	—	—	—

Expired	—	—	—	—

Cancelled	(432,500)	(15.45)	(141.53)	(7.7)

Balance, September 30, 2021	—	$—	$—	—

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)

Balance, December 31, 2019	399,151	$15.82	$141.53	8.4
Granted	64,065	13.50	141.53	—

Exercised	—	—	—	—

Forfeited	(30,716)	15.80	141.53	—

Expired	—	—	—	—

Balance, September 30, 2020	432,500	$15.45	$141.53	7.9

The number of options, weighted average grant date fair value per option, and weighted average exercise price in the table above have been revised from those disclosed in the previously issued unaudited quarterly financial statements for the periods ended September 30, 2021 and 2020 to reflect the exchange ratio implied by the ultimate settlement of the Company’s stock options on the Closing Date. These adjustments had no effect on the Company’s consolidated balance sheets, and statements of operations, comprehensive loss, temporary equity and stockholders’ (deficit) equity, and cash flows for any period presented herein. The Company has concluded that this revision is not material to the unaudited quarterly financial statements for the periods ended September 30, 2021 and 2020.
The following is a summary of the Company’s share-based compensation expense during the respective three-month and nine-month reporting periods:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Total share-based compensation expense	$3,933	$315	$4,564	$846
As of September 30, 2021, there was no unrecognized compensation cost related to outstanding stock options.

NOTE 11 – SHARE-BASED PAYMENT AND RELATED STOCK OPTION PLAN
During 2020 and 2019, the Company granted awards to certain employees and board members of the Company. Under the 2014 Equity Incentive Plan (the “Plan”), the board is authorized to grant stock options to eligible employees, and directors of the Company. The fair value of the options is expensed on a straight-line basis over the requisite service period, which is generally the vesting period. Stock based compensation during the years ended December 31, 2020 and 2019 was $1.2 million and $1.7 million, respectively.
On March 12, 2021 and in connection with the Business Combination a modification in the existing terms of the options was introduced to add a contingent cash-settlement feature pursuant to which each option holder entered into option cancellation agreement (“Cancellation Agreements”), whereby option holders agreed to surrender all options outstanding as of the closing of the Business Combination for cancellation effective immediately prior to the closing. In exchange for the cancellation of the vested and unvested options, option holders are entitled to right to receive payment of Option Cash Consideration equal to $4,075,000 and Option Share Consideration of 432,500 common shares ($4,325,000 value) in the surviving entity less applicable withholding taxes and without interest, paid on the first payroll cycle following the closing of the Business Combination.
The Company has determined its share-based payments to be a Level 3 fair value measurement and has used the Black-Scholes option pricing model to calculate its fair value using the following assumptions:

	December 31, 2020	December 31, 2019
Risk-free interest rate	1.58%	1.58 – 2.47%
Expected term (life) of options (in years)	2	2 – 4
Expected dividends	0%	0%
Expected volatility	86.3%	67.9 – 86.3%
The expected term of the options granted are determined based on the period of time the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. In determining similar entities, the Company considered industry, stage of life cycle, size and financial leverage. The dividend yield on the Company’s options is assumed to be zero since the Company has not historically paid dividends. The fair value of the underlying Company options was determined using the Black Scholes method.
The following is a summary of the Company’s stock options as of December 31, 2020 and the st
o
ck option activity from January 1, 2019 through December 31, 2020:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2018	414,434	$15.80	$141.53	9.3
Granted	52,083	15.91	141.53
Exercised	—	—	—
Forfeited	(67,366)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2019	399,151	15.82	141.53	8.4
Granted	64,064	13.50	141.53
Exercised	—	—	—
Forfeited	(30,715)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7

The following is a summary of the Company’s share-based compensation expense as of December 31, 2020 and 2019:

(in ‘000)	December 31, 2020	December 31, 2019
Total share-based compensation expense	$1,161	$1,682
Unrecognized compensation cost	3,416	3,793
Remaining recognition period (in years)	2.7	3.4
The following is a summary of the Company’s exercisable stock options as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Range of exercise prices	$80.87 – $202.18	$80.87 – $202.18
Number	153,898	85,110
Weighted average remaining contractual term (in years)	7.3	8.3
Weighted average exercise price	$141.53	$141.53
The fair value of the Company’s vested shares for the

years ended December 31, 2020 and 2019 were $2.5 million and $1.3 million, respectively. The aggregate intrinsic value of options outstanding as of December 31, 2020 was $8.9 million. The intrinsic value of options exercisable was $2.6 million as of December 31, 2020. The total intrinsic value of options exercised was $0 for the years ended December 31, 2020 and 2019, respectively.